THE ADVISORS' INNER CIRCLE FUND


                                 [LSV LOGO OMITTED]


                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2001






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

                                 [LSV LOGO OMITTED]

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total return of the Fund and the benchmark Russell 1000 Value Index for the fiscal year and since inception (March 31, 1999) as of October 31, 2001 were as follows:



                                   12 Months              Annualized Since
                                 Ended 10/31/01              Inception
                              --------------------     ----------------------

  LSV Value Equity Fund                0.2%                     3.6%

  Russell 1000 Value Index           -11.9%                    -0.5%

  S&P 500 Index                      -24.9%                    -6.1%

The stock market continued to decline during the past 12 months as the economy slowed and terrorism fears eroded consumer confidence. The broad market was down almost 25% in the last year with significant volatility along the way. Value stocks fared better than the broad market but still lost considerable ground. LSV's value equity strategy outperformed our benchmark by 12.1% without retreating to cash and avoided a negative return with only slightly higher volatility than our benchmark and significantly less volatility than the broad market. Our conservative approach has provided good downside protection in these difficult markets, with positive returns in each of the Fund's first three fiscal years.


                                       Fiscal Year 1999       Fiscal Year 2000       Fiscal Year 2001
                                         Seven Months          Twelve Months           Twelve Months
                                        Ended 10/31/99*        Ended 10/31/00         Ended 10/31/01
                                     --------------------   --------------------   --------------------
  LSV VALUE EQUITY FUND                      3.3%                   5.9%                   0.2%

  Russell 1000 Value Index                   6.2%                   5.5%                 -11.9%

  S&P 500 Index                              6.7%                   6.1%                 -24.9%

*Not annualized

Our disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection the major contributor to excess returns. The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:



                                               Russell 1000          S&P 500
  Characteristic                 Fund           Value Index           Index
  -----------------            --------      ----------------      -----------
  Price-to-Earnings Ratio        11.4x            17.5x               22.1x

  Price-to-Book Ratio             1.9x             2.2x                3.0x

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                          IN THE LSV VALUE EQUITY FUND
                      VERSUS THE RUSSELL 1000 VALUE INDEX

                              [LINE GRAPH OMITTED]
              EDGAR DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                          LSV Value Equity Fund       Russell 1000 Value Index
3/31/99                          $10,000                       $10,000
10/99                             10,329                        10,615
10/00                             10,934                        11,201
10/01                             10,952                         9,871


(1)These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS
October 31, 2001

                                                 Market
                                                 Value
LSV VALUE EQUITY FUND                Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.4%)
AEROSPACE & DEFENSE (2.6%)
   Alliant Techsystems*               3,600     $   314
   Boeing                            22,800         744
   Rockwell Collins                  13,200         178
                                                -------
                                                  1,236
                                                -------
AUTOMOTIVE (3.1%)
   Delphi Automotive Systems         16,900         196
   Ford Motor                        34,801         558
   General Motors                     5,800         240
   Navistar International*            3,900         117
   Rockwell International            13,200         182
   TRW                                5,100         172
   Visteon                            1,060          13
                                                -------
                                                  1,478
                                                -------
BANKS (14.3%)
   Astoria Financial                 16,400         854
   Bank of America                   22,800       1,345
   Dime Bancorp                      23,600         800
   Golden West Financial              7,400         360
   Greenpoint Financial              23,600         756
   JP Morgan Chase                   16,400         580
   Keycorp                           30,500         648
   Pacific Century Financial         14,000         326
   UnionBanCal                       13,300         444
   Washington Mutual                 24,900         752
                                               --------
                                                  6,865
                                                -------
BUILDING & CONSTRUCTION (2.3%)
   Centex                            10,700         410
   Lafarge North America              9,400         333
   Pulte Homes                       11,600         377
                                                -------
                                                  1,120
                                                -------
CHEMICALS (2.5%)
   Ashland                           14,900         600
   Eastman Chemical                  10,700         367
   Lubrizol                           8,300         234
                                                -------
                                                  1,201
                                                -------
COMPUTERS & SERVICES (4.3%)
   Autodesk                          14,700         488
   International Business Machines    4,600         497
   NCR*                              14,100         500
   Storage Technology*               29,500         554
                                                -------
                                                  2,039
                                                -------
CONTAINERS & PACKAGING (1.5%)
   Ball                              11,700         720
                                                -------
ELECTRICAL SERVICES (9.1%)
   Adaptec*                          25,800         311
   DTE Energy                         5,300         221


                                                 Market
                                                 Value
                                     Shares      (000)
--------------------------------------------------------------------------------
   Edison International*             32,200     $   458
   FPL Group                          3,200         170
   OGE Energy                         8,900         193
   PG&E                              27,800         502
   PPL                                7,500         256
   Public Service Company of
     New Mexico                       8,200         201
   Public Service Enterprise Group    8,800         346
   Reliant Energy                    12,900         360
   Sempra Energy                     34,400         805
   TXU                               11,500         527
                                                -------
                                                  4,350
                                                -------
FINANCIAL SERVICES (6.8%)
   Allied Capital                    15,600         351
   Bear Stearns                      14,900         805
   Citigroup                         14,500         660
   Countrywide Credit Industry       13,100         523
   Deluxe                             7,100         249
   Fannie Mae                         3,200         259
   Household International            8,200         429
                                                -------
                                                  3,276
                                                -------
FOOD, BEVERAGE & TOBACCO (5.4%)
   Philip Morris                     24,600       1,151
   Ralcorp Holdings*                 10,700         209
   Suiza Foods*                      10,900         643
   Supervalu                          6,800         145
   Tyson Foods, Cl A                 26,100         255
   Universal                          5,900         191
                                                -------
                                                  2,594
                                                -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (2.7%)
   Furniture Brands International*   11,700         281
   Harman International Industries   12,000         397
   Whirlpool                         10,800         637
                                                -------
                                                  1,315
                                                -------
INSURANCE (6.2%)
   Cigna                              6,600         481
   Lincoln National                   8,400         356
   Loews                             15,800         803
   Old Republic International        26,800         680
   PMI Group                          7,900         438
   St. Paul                           4,500         206
                                                -------
                                                  2,964
                                                -------
LEASING & RENTING (0.4%)
   Ryder System                      11,200         209
                                                -------
MACHINERY (1.6%)
   Cummins                            8,000         251
   FMC*                               6,200         294
   Tecumseh Products, Cl A            4,400         201
                                                -------
                                                    746
                                                -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2001

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (concluded)    Shares       (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (5.0%)
   Beckman Coulter                   19,800     $   841
   HCA                               19,600         777
   Merck                             12,500         798
                                                -------
                                                  2,416
                                                -------
METAL / MINING OTHER (1.2%)
   Freeport-McMoran Copper &
     Gold, Cl B*                     49,500         549
                                                -------
PETROLEUM & FUEL PRODUCTS (11.7%)
   Amerada Hess                      11,800         693
   Conoco                            17,900         460
   Exxon Mobil                       16,400         647
   Occidental Petroleum              33,300         843
   Phillips Petroleum                19,000       1,034
   Ultramar Diamond Shamrock         24,400       1,221
   USX Marathon Group                25,300         698
                                                -------
                                                  5,596
                                                -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.1%)
   Eastman Kodak                     20,400         522
                                                -------
PRINTING & PUBLISHING (1.7%)
   Knight Ridder                      6,600         371
   R.R. Donnelley & Sons             17,100         436
                                                -------
                                                    807
                                                -------
RETAIL (8.2%)
   Albertson's                       28,500         910
   Autozone*                         18,800       1,100
   Darden Restaurants                27,300         874
   Federated Department Stores*      12,000         384
   Sears Roebuck                     17,100         663
                                                -------
                                                  3,931
                                                -------
TELEPHONES & TELECOMMUNICATIONS (5.7%)
   AT&T                              12,600         192
   BellSouth                         10,600         392
   SBC Communications                12,400         473
   Sprint-FON Group                  35,100         702
   Verizon Communications            15,000         747
   WorldCom-MCI Group                   688           8
   WorldCom-WorldCom Group*          17,200         232
                                                -------
                                                  2,746
                                                -------
TOTAL COMMON STOCK
   (Cost $46,128)                                46,680
                                                -------

                                    Shares/      Market
                                  Face Amount     Value
                                     (000)        (000)
--------------------------------------------------------------------------------
WARRANT (0.0%)
   Dime Bancorp (A)*                 25,900     $     5
                                                -------
TOTAL WARRANT
   (Cost $0)                                          5
                                                -------

REPURCHASE AGREEMENT (2.5%)
   JP Morgan Chase
     2.250%, dated 10/31/01, matures
     11/01/01, repurchase price
     $1,220,086 (collateralized by
     U.S. Treasury Note,
     market value: $1,248,750)       $1,220       1,220
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,220)                                  1,220
                                                -------
TOTAL INVESTMENTS (99.9%)
   (Cost $47,348)                                47,905
                                                -------
OTHER ASSETS & LIABILITIES, NET (0.1%)               39
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,433,069 outstanding
     shares of beneficial interest               45,598
   Undistributed Net Investment Income              439
   Accumulated Net Realized Gain
     on Investments                               1,350
   Net Unrealized Appreciation
     on Investments                                 557
                                                -------
TOTAL NET ASSETS (100.0%)                       $47,944
                                                =======

  Net Asset Value, Offering and
    Redemption Price Per Share                   $10.82
                                                =======


 * NON-INCOME PRODUCING SECURITY.
CL -- CLASS
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT
    IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR
    EXPIRATION DATE.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the Year Ended October 31, 2001




                                                                    LSV VALUE
                                                                   EQUITY FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income........................................           $   936
   Interest Income........................................                22
--------------------------------------------------------------------------------
     Total Investment Income..............................               958
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...............................               269
   Administrative Fees....................................                75
   Transfer Agent Fees....................................                29
   Professional Fees......................................                37
   Registration and Filing Fees...........................                22
   Printing Fees..........................................                10
   Trustee Fees...........................................                 8
   Custodian Fees.........................................                 5
   Insurance and Other Fees...............................                 3
--------------------------------------------------------------------------------
   Total Expenses.........................................               458
--------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived..................               (20)
--------------------------------------------------------------------------------
   Net Expenses...........................................               438
--------------------------------------------------------------------------------
       Net Investment Income..............................               520
--------------------------------------------------------------------------------
Net Realized Gain from Securities Sold....................             1,352
Net Change in Unrealized Depreciation
   on Investment Securities...............................            (1,582)
--------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments......              (230)
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations......           $   290
================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the Years Ended October 31,

                                                      LSV VALUE EQUITY FUND
                                                    -------------------------
                                                      2001             2000
--------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income........................     $  520           $  253
   Net Realized Gain from Securities Sold.......      1,352               42
   Net Change in Unrealized Appreciation
       (Depreciation) on Investment Securities..     (1,582)           1,422
--------------------------------------------------------------------------------
     Net Increase in Net Assets
        Resulting from Operations...............        290            1,717
--------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income........................       (303)             (97)
   Realized Capital Gains.......................        (30)              --
--------------------------------------------------------------------------------
     Total Distributions........................       (333)             (97)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued..................     31,120           11,901
   Reinvestment of Cash Distributions...........        304               97
   Cost of Shares Redeemed......................     (8,476)          (1,944)
--------------------------------------------------------------------------------
     Increase in Net Assets Derived from
        Capital Share Transactions..............     22,948           10,054
--------------------------------------------------------------------------------
       Total Increase in Net Assets.............     22,905           11,674
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..........................     25,039           13,365
--------------------------------------------------------------------------------
   End of Period................................    $47,944          $25,039
================================================================================
Shares Issued and Redeemed:
   Shares Issued................................      2,842            1,209
   Shares Issued in Lieu of Cash Distributions..         27               10
   Shares Redeemed .............................       (739)            (210)
--------------------------------------------------------------------------------
   Net Increase in Shares.......................      2,130            1,009
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Periods Ended October 31,




                                                                                                                          Ratio
             Net                 Realized and  Distributions  Distributions    Net                  Net                   of Net
            Asset                 Unrealized       from           from         Asset              Assets      Ratio     Investment
            Value        Net    Gains (Losses)      Net            Net         Value               End     of Expenses    Income
          Beginning  Investment      on          Investment     Investment      End     Total   of Period  to Average   to Average
          of Period    Income     Securities       Income          Gains     of Period  Return     (000)   Net Assets   Net Assets
          ---------  ---------- -------------- -------------  -------------  ---------  ------  ---------- -----------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2001        $10.87      $0.07       $(0.05)       $(0.06)        $(0.01)      $10.82     0.16%    $47,944     0.90%        1.06%
2000         10.33       0.10         0.50         (0.06)            --        10.87     5.86      25,039     0.90         1.29
1999(1)      10.00       0.05         0.28            --             --        10.33     3.30+     13,365     0.90         0.95


                                  Ratio
                Ratio             of Net
            of Expenses        Investment
             to Average     Income (Loss) to
             Net Assets        Average Net
             (Excluding     Assets (Excluding  Portfolio
             Waivers and       Waivers and      Turnover
           Reimbursements)   Reimbursements)      Rate
           ---------------  -----------------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2001            0.94%              1.02%         37.40%
2000            1.57               0.62          31.11
1999(1)         1.97              (0.12)         10.70

 + Total return is for the period indicated and has not been annualized.
(1)The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with fifteen portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees, of which there were none as of October 31, 2001.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method.
     Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $60,865 from all the Funds in the trust for the year ended October 31, 2001.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the fund's first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 per additional class.
DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. The Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.90% of the average daily net assets. First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2001 are as follows
(000):

Purchases
  U.S. Government .....................    $    --
  Other ...............................     39,894
Sales
  U.S. Government .....................         --
  Other ...............................     17,828

At October 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 30, 2001, is as follows (000):

Aggregate gross unrealized
  appreciation ........................    $ 5,286
Aggregate gross unrealized
  depreciation ........................     (4,729)
                                           -------
Net unrealized appreciation ...........    $   557
                                           =======

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of LSV Value Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2001, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 14, 2001

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2001 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2001, the Fund is designating the following items with regard to distributions paid during the year.

                            LONG TERM
                           (20% RATE)        ORDINARY
                          CAPITAL GAIN        INCOME         TAX-EXEMPT         TOTAL       QUALIFYING
     FUND                 DISTRIBUTION     DISTRIBUTIONS      INTEREST      DISTRIBUTIONS  DIVIDENDS(1)
     -----                ------------     ------------     ------------    ------------   ------------
LSV Value Equity Fund         8.90%           91.10%            0.00%          100.00%        100.00%

--------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

                                      NOTES

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP


LSV-AR-004-0300